CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (Q3) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 3,250	$ 26,160	$ (29,410)	$ (14,196)	$ (14,196)
Balance (in shares) at Dec. 31, 2014	3,250,000	26,160,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the nine months ended March 31, 2018	$ 0	$ 0	0	22,036	22,036
Balance at Dec. 31, 2015	$ 3,250	$ 26,160	(29,410)	(12,164)	$ (12,164)
Balance (in shares) at Dec. 31, 2015	3,250,000	26,160,000			38,000,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the nine months ended March 31, 2018	$ 0	$ 0	0	12,664	$ 12,664
Balance at Dec. 31, 2016	$ 3,250	$ 26,160	(29,410)	(17,800)	$ (17,800)
Balance (in shares) at Dec. 31, 2016	3,250,000	26,160,000			38,000,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash	$ 3,750	$ 0	201,250	0	$ 205,000
Stock issued (in shares)	3,750,000	0
Net loss for the nine months ended March 31, 2018					(340,735)
Balance at Jun. 30, 2017	$ 7,000	$ 38,000	1,010,000	(958,535)	$ 96,465
Balance (in shares) at Jun. 30, 2017	7,000,000	38,000,663			38,000,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash	$ 0	$ 620	119,380	0	$ 120,000
Stock issued (in shares)	0	620,000			620,000
Issuance of common stock for exercise of options	$ 0	$ 8	1,992	0	$ 2,000
Issuance of common stock for exercise of options (in shares)	0	8,000
Stock based compensation	$ 0	$ 0	239,133	0	239,133
Issuance of common stock in conversion of preferred stock	$ (90)	$ 1,440	(1,350)	0	0
Issuance of common stock in conversion of preferred stock (in shares)	(90,000)	1,440,000
Issuance of common stock for services		$ 137	280,713	0	280,850
Issuance of common stock for services (in shares)		137,000
Net loss for the nine months ended March 31, 2018	$ 0	$ 0	0	(1,310,941)	(1,310,941)
Balance at Mar. 31, 2018	$ 6,910	$ 40,205	$ 1,649,868	$ (2,269,476)	$ (572,493)
Balance (in shares) at Mar. 31, 2018	6,910,000	40,205,663			40,205,663